Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts receivable	$ 219.9	$ 216.3	$ 207.1
Preferred stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		125,000,000	40,000,000
Preferred stock, shares issued		0	19,893,515
Preferred stock, shares outstanding		0	19,893,515
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,250,000,000	1,250,000,000	80,000,020
Common stock, shares issued	71,800,000	71,809,719	40,672,302
Common stock, shares outstanding	71,800,000	71,809,719	40,672,302
Treasury stock, shares	200,000	154,346	85,907
Preferred Stock [Member]
Treasury stock, shares		0	42,020